Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Other Receivables	Other receivables consisted of the following:
	As of December 31, 2020	As of December 31, 2019
Interest receivable	$-	$570,862
Others	105,149	75,828
Total	$105,149	$646,690